The Simms Funds
                               55 Railroad Avenue
                          Greenwich, Connecticut 06830


                                            November 1, 1999


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C. 20549

                  Re:    The Simms Funds
                         File Nos. 333-58813; 811-8871; CIK: 0001065750
                         ----------------------------------------------

Ladies and Gentlemen:

         On behalf of The Simms Funds ("Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A ("the Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on October 27, 1999.

         If you have any questions or comments regarding this filing, please call George P. Attisano at (212) 715-9289.

                                                 Very truly yours,


                                                 The Simms Funds


                                                 By: /s/ Arthur O. Poltrack
                                                     ---------------------------
                                                      Arthur O. Poltrack
                                                      Vice President